Empower SP Mid Cap 400 Index Fund Investment Objectives and Goals - Empower SP Mid Cap 400 Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) MidCap 400® Index (the “Benchmark Index”).
Objective, Secondary [Text Block]